Schedule of Investments (unaudited)	iShares® Focused Value Factor ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Manufacturers — 2.7%
Thor Industries Inc.	8,926	$667,040
Automotive Retail — 5.5%
AutoNation Inc.(a)	5,895	658,825
Penske Automotive Group Inc.	6,519	682,474
		1,341,299
Commodity Chemicals — 6.6%
Dow Inc.	10,271	530,087
LyondellBasell Industries NV, Class A	6,444	563,592
Westlake Corp.	5,400	529,308
		1,622,987
Consumer Finance — 6.8%
Ally Financial Inc.	17,100	573,021
Discover Financial Services	6,076	574,668
Synchrony Financial	18,555	512,489
		1,660,178
Electric Utilities — 5.7%
Avangrid Inc.	15,406	710,525
Pinnacle West Capital Corp.	9,593	701,440
		1,411,965
Investment Banking & Brokerage — 2.3%
Virtu Financial Inc., Class A	23,661	553,904
Life & Health Insurance — 5.4%
MetLife Inc.	10,403	653,205
Principal Financial Group Inc.	10,027	669,703
		1,322,908
Multi-line Insurance — 2.6%
Hartford Financial Services Group Inc. (The)	9,771	639,317
Office REITs — 1.8%
SL Green Realty Corp.	9,867	455,362
Oil & Gas Exploration & Production — 2.5%
Marathon Oil Corp.	27,419	616,379
Oil & Gas Refining & Marketing — 3.3%
HF Sinclair Corp.	17,971	811,570
Packaged Foods & Meats — 2.5%
Kraft Heinz Co. (The)	16,029	611,346
Paper Packaging — 2.2%
Westrock Co.	13,797	549,673
Property & Casualty Insurance — 11.1%
Allstate Corp. (The)	5,399	684,215
American Financial Group Inc./OH	4,934	684,889
Security	Shares	Value
Property & Casualty Insurance (continued)
Hanover Insurance Group Inc. (The)	4,654	$680,648
Travelers Companies Inc. (The)	3,995	675,674
		2,725,426
Regional Banks — 26.3%
Bank OZK	17,784	667,433
First Horizon Corp.	30,530	667,386
M&T Bank Corp.	4,099	653,340
PacWest Bancorp.	20,776	553,888
Popular Inc.	8,761	673,984
Prosperity Bancshares Inc.	10,451	713,490
Regions Financial Corp.	32,976	618,300
Synovus Financial Corp.	16,449	592,986
Umpqua Holdings Corp.	41,309	692,752
Wintrust Financial Corp.	7,822	626,933
		6,460,492
Reinsurance — 5.8%
Alleghany Corp.(a)	817	680,643
RenaissanceRe Holdings Ltd.	4,761	744,477
		1,425,120
Specialty Stores — 2.2%
Dick's Sporting Goods Inc.	7,087	534,147
Steel — 1.9%
Nucor Corp.	4,413	460,761
Technology Hardware, Storage & Peripherals — 2.4%
Hewlett Packard Enterprise Co.	44,341	587,962
Total Long-Term Investments — 99.6%
(Cost: $26,492,813)		24,457,836

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(c)	50,000	50,000
Total Short -Term Investments — 0.2%
(Cost: $50,000)		50,000
Total Investments in Securities — 99.8%
(Cost: $26,542,813)		24,507,836
Other Assets Less Liabilities — 0.2%		49,606
Net Assets — 100.0%		$24,557,442

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Focused Value Factor ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—		$—	$—	$—	—	$5	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—		(40,000	)(b)	—	—	50,000	50,000	97		—
						$—	$—	$50,000		$102		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	1	09/16/22	$97	$(6,510)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Focused Value Factor ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$24,457,836	$—	$—	$24,457,836
Money Market Funds	50,000	—	—	50,000
	$24,507,836	$—	$—	$24,507,836
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,510)	$—	$—	$(6,510)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3